Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based on the Company’s review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements, except as disclosed in Note 1 and below.

On December 20, 2024, NorthView received a delisting determination letter from Nasdaq as the 36-month anniversary from its IPO has passed on December 27, 2024, and NorthView’s securities were suspended from trading and delisted from Nasdaq. As of the same date, NorthView’s securities started being quoted on OTC Pink. There could be substantial risks to NorthView and New Profusa the as a result of NorthView’s non-compliance with this rule. See “Risk Factors — Risks Related to NorthView and the Business Combination.” This could have significant material adverse consequences on us and our securities, including that it will negatively impact our ability to complete a business combination, will limit investors’ ability to make transactions in our securities and could subject us to additional trading restrictions.

On January 19, 2025, NorthView, I-Bankers and Dawson James modified the Business Combination Marketing Agreement such that the Business Combination Fee will be $2,000,000, payable in cash.

On February 11, 2025, the parties to the Merger Agreement entered into an Amendment No. 4 to the Merger Agreement (“Amendment No. 4 to the Merger Agreement”) pursuant to which the parties agreed to revise the Company Reference Value to adjust for financing proceeds that could be received by Profusa prior to the Business Combination, along with debt conversions and incentive shares being issued.

Note 10 — Subsequent Events

On January 2, 2024, the Company and Continental Stock Transfer & Trust Company (“CST”) entered into Amendment No. 1 to Investment Management Trust Agreement, dated December 20, 2021, by and between the Company and CST, to allow CST, upon written instruction of the Company, to (i) hold the funds in the Company’s trust account uninvested or (ii) hold the funds in an interest-bearing bank demand deposit account.

On January 10, 2024, the Company’s Board of Directors approved, and the Company amended, its Convertible Working Capital Promissory Note (the “Note”) with the sponsor to increase the principal amount of the Note that could be drawn on to $1.5 million. The amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor.

On January 11, 2024, we received a written notice (the “Notice”) from the Listing Qualifications Department of Nasdaq indicating that we are not in compliance with Nasdaq Listing Rule 5620(a) (the “Annual Stockholders Meeting Rule”) due to our failure to hold an annual meeting of stockholders within twelve months of the end of our fiscal year end. The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of our securities on the Nasdaq Stock Market. The Notice stated that we had 45 calendar days, or until February 26, 2024, to submit a plan to regain compliance with the Annual Stockholders Meeting Rule. We expect to submit to Nasdaq a plan to regain compliance with the Annual Stockholders Meeting Rule within the required timeframe, but there can be no assurance that we will be able to do so.

On January 12, 2024, the parties to the Merger Agreement entered into an Amendment No. 2 to the Merger Agreement (“Amendment No. 2 to the Merger Agreement”) pursuant to which the parties agreed to revise the definition of “Milestone Event III” and such that the Earnout Revenue milestone of $11,864,000 for the fiscal year ended December 31, 2024, was replaced with a milestone of consummating the Tasly JV (as defined in the amended Merger Agreement) and receipt of the related funding (as described elsewhere in this proxy statement/prospectus) during the fiscal year ended December 31, 2024. All other aspects of the Merger Agreement were unmodified.

On February 16, 2024, the Company’s Board of Directors approve and authorized the Company to execute a binding term sheet between the Company and Profusa, Inc. (the “Target”) for the Stock Subscription funding with Vellar Opportunities Fund Master, Ltd. (“Vellar”). Vellar has agreed to subscribe for 2,500,000 shares of common and/or preferred stock of the Target upon the closing of the Business Combination at a price of $2.00 per share, for a total amount of $5,000,000 to be funded by Vellar immediately prior to the Business Combination.